Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Liabilities related to associates and joint ventures
Summarized financial information about relevant associates and joint ventures

	December 31, 2017
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	137	759	760	309	1,072	738
Non-current assets	1,200	3,712	310	2,063	422	4,170

Total assets	1,337	4,471	1,070	2,372	1,494	4,908

Current liabilities	86	1,060	301	454	226	537
Non-current liabilities	213	2,887	5	844	—	1,799

Total liabilities	299	3,947	306	1,298	226	2,336

Stockholders’equity	1,038	524	764	1,074	1,268	2,574

Net income (loss)	49	(528)	442	143	79	77

	December 31, 2016
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	115	743	392	233	903	389
Non-current assets	1,208	3,809	318	2,091	456	4,169

Total assets	1,323	4,552	710	2,324	1,359	4,558

Current liabilities	165	664	109	433	200	677
Non-current liabilities	100	2,835	3	877	19	1,304

Total liabilities	265	3,499	112	1,310	219	1,981

Stockholders’equity	1,058	1,053	598	1,014	1,140	2,577

Net income (loss)	84	49	152	118	(17)	95

(i)  Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.

Dam failure of Samarco
Liabilities related to associates and joint ventures
Schedule of movements of provision related to the dam failure of Samarco

	2017	2016
Balance at January 1st,	1,077	—

Additions / Provision recognized	38	1,163
Payments	(294)	(139)
Interest accretion	182	72
Translation adjustment	(7)	(19)

Balance at December 31,	996	1,077

Current liabilities	326	292
Non-current liabilities	670	785

Liabilities	996	1,077

Samarco
Liabilities related to associates and joint ventures
Summarized financial information about relevant associates and joint ventures

	December 31, 2017	December 31, 2016
Current assets	66	164
Non-current assets	6,016	5,978
Total assets	6,082	6,142

Current liabilities	5,481	4,851
Non-current liabilities	3,636	3,415
Total liabilities	9,117	8,266
Negative reserves	(3,035)	(2,124)

Loss	(930)	(965)